Schedule I (Details) $ in Millions	Dec. 31, 2022 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	$ 71,475
Amount at Which Shown on Balance Sheet	65,946
Total debt securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	51,071
Fair Value	44,762
Amount at Which Shown on Balance Sheet	44,762
U.S. government securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	6,192
Fair Value	5,185
Amount at Which Shown on Balance Sheet	5,185
Other government securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	1,719
Fair Value	1,467
Amount at Which Shown on Balance Sheet	1,467
Public utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	5,893
Fair Value	5,225
Amount at Which Shown on Balance Sheet	5,225
Corporate securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	28,803
Fair Value	25,146
Amount at Which Shown on Balance Sheet	25,146
Residential mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	510
Fair Value	464
Amount at Which Shown on Balance Sheet	464
Commercial mortgage-backed
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	1,821
Fair Value	1,638
Amount at Which Shown on Balance Sheet	1,638
Other asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	6,133
Fair Value	5,637
Amount at Which Shown on Balance Sheet	5,637
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	393
Fair Value	393
Amount at Which Shown on Balance Sheet	393
Mortgage loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	11,549
Amount at Which Shown on Balance Sheet	11,549
Policy loans
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	4,377
Amount at Which Shown on Balance Sheet	4,377
Derivative instruments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	1,270
Amount at Which Shown on Balance Sheet	1,270
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost or Amortized Cost	2,815
Amount at Which Shown on Balance Sheet	$ 3,595